Derivatives - Schedule of Derivative Instruments (Details) £ in Millions, $ in Millions	Sep. 30, 2026 GBP (£)	Sep. 30, 2026 USD ($)	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount			£ 405.0
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount	£ 535.0
Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | $		$ 719		$ 544